Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Lessee, Lease, Description [Line Items]
LEASES
Note 5. Leases
In August 2016, the Company entered into a lease agreement for office space, which consists of approximately 32,813 square feet of rental space in South San Francisco, California. The office space lease is classified as an operating lease. The initial lease term commenced in May 2017 and ends in April 2025, with rent payments escalating each year. The Company has options to extend the lease for additional years, but the exercise of the option was not reasonably certain. The landlord provided the Company with a tenant improvement allowance of up to $4.6 million. In connection with the lease, the Company maintains a letter of credit for the benefit of the landlord in the amount of $0.4 million, which is recorded as restricted cash on the condensed balance sheets.
In January 2020, the Company entered into a new lease agreement for a term of 18 months for approximately 6,478 square feet of space. The new office space lease is classified as an operating lease. The new lease commenced in June 2020 and rent payments escalate after 14 months.
Operating lease expense during the six months ended June 30, 2021 was
$1.0
million. Operating lease expense during the six months ended June 30, 2020 was
$0.8
million.
Aggregate future minimum rental payments under operating leases as of June 30, 2021, were as follows (in thousands):

Six months ending December 31, 2021	$1,405
Year ending December 31, 2022	2,486
Year ending December 31, 2023	2,564
Year ending December 31, 2024	2,646
Year ending December 31, 2025	891

Total lease payments	9,992
Less: Imputed interest	(1,430)

Operating lease liabilities	$8,562

Note 5. Leases
In August 2016, the Company entered into a lease agreement for office space, which consists of approximately 32,813 square feet of rental space in South San Francisco, California. The office space lease is classified as an operating lease. The initial lease term commenced in May 2017 and ends in April 2025, with rent payments escalating each year. The Company has options to extend the lease for additional years, but the exercise of the option was not reasonably certain. The landlord provided the Company with a tenant improvement allowance of up to $4.6 million. In connection with the lease, the Company maintains a letter of credit for the benefit of the landlord in the amount of $0.4 million, which is recorded as restricted cash on the balance sheets.
In January 2020, the Company entered into a new lease agreement for a term of 18 months for approximately 6,478 square feet of space. The new office space lease is classified as an operating lease. The new lease commenced in June 2020 and rent payments escalate after 14 months. The Company has the option to terminate the lease after six months, but the exercise of the option was not reasonably certain.
In connection with its operating leases, the Company has operating lease right-of-use assets
of $5.6 million and $6.0 million as of December 31, 2020 and 2019, respectively, and aggregate lease liabilities of $9.6 million and $10.7 million, respectively, on its balance sheets.
Operating lease expense during the years ended December 31, 2020 and 2019 was $1.8 million and $1.6 million, respectively.

Aggregate future minimum rental payments under operating leases as of December 31, 2020, were as follows (in thousands):

Year ending December 31:
2021	$2,818
2022	2,486
2023	2,564
2024	2,646
2025	891

Total lease payments	11,405
Less: Imputed interest	(1,808)

Operating lease liability	$9,597

The following represents supplemental information related to the Company’s operating leases:

	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$2,520	$2,266
Weighted-average remaining lease term (in years)	4.19	5.33
Weighted-average discount rate	8.4%	8.5%
The Company subleased a small portion of the office space leased above. The sublease ended in 2019. Sublease income for the year ended December 31, 2019 was $0.3 million, recorded under other income in the statement of operations.